Debt (Details Narrative) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2015 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Jan. 30, 2015 USD ($)
Mortgage interest description		5.6% to 7.9% mortgage notes due in installments through 2027
Principal payments 2017		$ 4,455
Principal payments 2018		4,673
Principal payments 2019		3,885
Principal payments 2020		3,725
Principal payments 2021		3,485
Principal payments 2022 and subsequent years		15,789
Carrying value of collateral on mortgage notes payable		45,478
Capitalized interest		$ 1,086	$ 1,041	$ 1,763
Mortgage prepayment	$ 1,314
Interest rates of prepaid mortgages	8.55% and 7.95%
Prepayment penalty	$ 116
Deferred loan costs on early prepayment	$ 15
First Tennessee bank Term Loan
Credit Agreement term years		10
Term loan facility		$ 20,000
Wells Fargo Bank, N.A.
Credit Agreement term years		5
Revolving Credit Agreement		$ 20,000			$ 55,000
Sublimit for standby letters of credit		$ 10,000
Revolver interest over LIBOR		1.4%
Commitment fee		0.15%
Letters of credit issued		$ 2,442
Borrowed under the revolver		5,765			$ 10,483
Available for borrowing		11,793
Tangible net worth covenant		110,000
Available to pay dividends or repurchase stock		$ 73,000
First Tennessee Bank
Credit Agreement term years		5
Revolving Credit Agreement		$ 20,000
Mortgage backed financing		$ 40,000
Revolver interest over LIBOR		1.9%
Commitment fee		0.10%
Revolver conversion to term loan		24 month window
Borrowed under the revolver		$ 1,042
Available for borrowing		$ 18,958